Leases - Schedule of Right of Use Assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right of Use Assets [Line Items]
Cost	$ 726,668	$ 621,394	$ 556,293
Accumulated depreciation	(390,080)	(307,371)	(194,732)
Total	$ 336,588	$ 314,023	$ 361,561